As filed with the Securities and Exchange Commission on June 19, 2012

Securities Act File No. 333-141111

Investment Company Act File No. 811-22025

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 11	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 12 (Check appropriate box or boxes)	☒

ING SEPARATE PORTFOLIOS TRUST

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. c/o ING Investments LLC 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert, LLP 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ on July 20, 2012 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A for ING Separate Portfolios Trust (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 8 from June 20, 2012 to July 20, 2012 for the Registrant’s ING Pooled Emerging Markets Corporate Debt Fund, ING Pooled Emerging Markets Hard Currency Sovereign Debt Fund, ING Pooled Emerging Markets Local Currency Debt Fund, and ING Pooled Loan Fund. This Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 8 which was filed with the Securities and Exchange Commission on March 8, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 11 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 19th day of June, 2012.

ING Separate Portfolios Trust

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

	President, Chief Executive Officer	June 19, 2012
Shaun Mathews*	and Interested Trustee

	Senior Vice President and	June 19, 2012
Todd Modic*	Chief/Principal Financial Officer

	Trustee	June 19, 2012
Colleen D. Baldwin*

	Trustee	June 19, 2012
John V. Boyer*

	Trustee	June 19, 2012
Patricia W. Chadwick*

	Trustee	June 19, 2012
Peter S. Drotch*

	Trustee	June 19, 2012
J. Michael Earley*

	Trustee	June 19, 2012
Patrick W. Kenny*

	Trustee	June 19, 2012
Sheryl K. Pressler*

	Trustee	June 19, 2012
Roger B. Vincent*

	Interested Trustee	June 19, 2012
Robert W. Crispin*

* By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-fact **

**	Powers of Attorney for Todd Modic, Shaun Mathews, and each Trustee dated May 23, 2012 are attached hereto.

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ Colleen D. Baldwin
Colleen D. Baldwin
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ John V. Boyer
John V. Boyer
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ Patricia W. Chadwick
Patricia W. Chadwick
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ Robert W. Crispin
Robert W. Crispin
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ Peter S. Drotch
Peter S. Drotch
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ J. Michael Earley
J. Michael Earley
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ Patrick W. Kenny
Patrick W. Kenny
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Officer and Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer and Director and Trustee

POWER OF ATTORNEY

I, the undersigned Officer, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety and Shaun P. Mathews, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ Todd Modic
Todd Modic
Senior Vice President, Chief/Principal Financial
Officer and Assistant Secretary

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ Sheryl K. Pressler
Sheryl K. Pressler
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ Roger B. Vincent
Roger B. Vincent
Chairman and Director/Trustee

EXHIBIT INDEX

ING Separate Portfolios Trust

Exhibit	Description
None